Statements of Operations and Comprehensive Loss (Investment Capital Fund Group, LLC Series 20) (USD $)	0 Months Ended
Jun. 30, 2014
Investment Capital Fund Group, LLC Series 20 [Member]
Results from operating activities:
Revenue
Administrative expenses
Professional fees	(3,000)
INCOME (LOSS) BEFORE OTHER INCOME (EXPENSE) FROM OPERATIONS	(3,000)
Finance income and costs:
Interest and bank charges
Finance income and costs
NET INCOME (LOSS)	(3,000)
Other comprehensive loss
Total comprehensive loss	$ (3,000)